Schedule of Restricted Share Units (Details) (Parenthetical) - USD ($)						3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 13, 2024	Jan. 29, 2024	Jul. 04, 2023	Jun. 04, 2023	Jun. 01, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period												9,720,403	[1],[2]	10,844,993	[3],[4],[5]
Stock based compensation							$ 133,775		$ 336,927	$ 119,810	$ 1,009,951	$ 1,356,071		$ 1,092,290
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation						$ 78,850	182,776	$ 189,808	236,856	261,626	426,664	836,691		949,114
Executives and Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period	9,047,953	672,450			4,067,637
Stock based compensation								51,061			150,040	50,000		355,420
Stock based compensation							98,979	$ 112,334	22,220		$ 134,554
Consultant [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period				42,000
Stock based compensation														7,825
Executives and Employee [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period			6,735,356
Stock based compensation														$ 344,515
Executive and Employee[Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period	9,047,953
Stock based compensation												$ 361,690
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period		672,450
Stock based compensation						$ 3,552				$ 3,552
Stock based compensation							$ 3,552		$ 8,880

[1]	On January 29, 2024, the Company granted 672,450 RSUs to executives and employees of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $50,000 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On March 13, 2024, the Company granted 9,047,953 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $361,690 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On July 4, 2023, the Company granted 6,735,356 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2024, 2025 and 2026. The vesting of these RSUs resulted in stock-based compensation of $344,515 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[4]	On June 1, 2023, the Company granted 4,067,637 RSUs to executives and employees of the Company, which vested immediately. The vesting of these RSUs resulted in stock-based compensation of $355,420 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[5]	On June 4, 2023, the Company granted 42,000 RSUs to a consultant of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $7,825 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.